Other Assets - Other Assets Non-Current and Current (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Derivative financial instruments	€ 32,609	€ 31,708
Other receivables	0	529
Other financial assets	3,290	4,171
Other financial assets, Total	35,899	36,408
Other non-financial assets	1,452	1,826
Other non-current non-financial assets, Total	1,452	1,826
Other non-current assets	37,351	38,234
Derivative financial instruments	8,104	662
Other financial assets	12,513	8,989
Total other current financial assets	20,617	9,651
Prepayments	17,514	9,288
VAT receivable	16,696	16,105
Right to return assets	1,411	1,132
Other	827	2,746
Total other current non-financial assets	36,448	29,271
Other current assets	€ 57,065	€ 38,922